INCOME TAXES	12 Months Ended
Dec. 31, 2012
INCOME TAXES
INCOME TAXES

16.                               INCOME TAXES

The components of earnings (loss) before income taxes consist of the following:

	2012	2011	2010
Continuing operations:
Canadian	$24,802	$(22,099)	$(10,799)
Foreign	(43,878)	(32,579)	(39,159)
	(19,076)	(54,678)	(49,958)
Discontinued operations:
Canadian	15,617	5,898	6,456
Foreign	17,428	18,443	25,895
	33,045	24,341	32,351
Earnings (loss) before income taxes	$13,969	$(30,337)	$(17,607)

The income tax expense (recovery) consists of:

	2012	2011	2010
Canadian:
Current	$(106)	$123	$—
Deferred	(14,268)	1,981	(71)
	(14,374)	2,104	(71)
Foreign:
Current	219	1,815	379
Deferred	925	(4,884)	(3,116)
	1,144	(3,069)	(2,737)
Total:
Current	113	1,938	379
Deferred	(13,343)	(2,903)	(3,187)
	$(13,230)	$(965)	$(2,808)
Classification:
Income tax (recovery) — continuing operations	(14,874)	(3,968)	(14,985)
Income tax expense — discontinued operations	1,644	3,003	12,177
	$(13,230)	$(965)	$(2,808)

The reconciliation of income taxes calculated at the statutory rate to the actual income tax provision for the years ended December 31 was as follows:

	2012	2011	2010
Income tax expense (recovery) at Canadian statutory income tax rates	$3,499	$(8,023)	$(6,288)
Increase (decrease) in income taxes for:
Permanent and other differences	(5,279)	6,335	3,178
Change in statutory/foreign tax rates	(2,762)	(1,973)	(1,470)
Change in valuation allowance	(10,358)	1,805	(9,223)
Stock-based compensation expense	1,603	891	1,125
Adjustment to prior years	67	—	6,347
Foreign exchange gain adjustment	—	—	3,523
Income tax expense (recovery)	$(13,230)	$(965)	$(2,808)

Future tax assets and liabilities

The tax effects of temporary differences that give rise to significant future tax assets and future tax liabilities were as follows at December 31:

	2012	2011
Future income tax assets
Property and equipment	$4,165	$3,032
Non capital loss carry-forwards	70,824	64,980
Capital loss carry-forwards	2,655	2,607
Scientific research and development expenses and credits	36,961	38,640
Reserves and other	8,974	11,075
	123,579	120,334
Future income tax liabilities
Acquired intangibles	2,920	9,893
	120,659	110,441
Valuation allowance	94,880	98,268
	$25,779	$12,173

	2012	2011
Classification:
Assets
Current	$22,199	$6,540
Non-current	3,880	6,205
Liabilities
Current	—	(336)
Non-current	(300)	(236)
	$25,779	$12,173

At December 31, 2012, we have provided for a valuation allowance on our future tax assets of $94,880 (2011 - $98,268).

At December 31, 2012, we have Canadian allowable capital loss carry-forwards of $11,323 that are available, indefinitely, to be deducted against future Canadian taxable capital gains.  In addition, we have $20,207 in scientific research and development expenditures available to be deducted against future Canadian taxable income that may be carried forward indefinitely and investment tax credits of $22,656 and $10,385 available to offset future Canadian federal and provincial income taxes payable, respectively.  The investment tax credits expire between 2013 and 2032.  At December 31, 2012, our U.S. subsidiary has $2,015 and $6,396 of federal and California research & development tax credits carried forward which expire between 2029 and 2031.  The amounts are prior to the estimated utilization from the sale of AirCard business described below.

At December 31, 2012, net operating loss carry-forwards for our foreign subsidiaries were $18,479 for U.S. income tax purposes that expire between 2020 and 2032, $139 for Hong Kong income tax purposes, $44 for Brazil income tax purposes, $233 for Korea income tax purposes, $345 for Luxembourg income tax purposes, $73 for German income tax purposes, and $180,576 for French income tax purposes.  Our foreign subsidiaries may be limited in their ability to use foreign net operating losses in any single year depending on their ability to generate significant taxable income.  In addition, the utilization of these net operating losses is also subject to ownership change limitations provided by U.S. federal and specific state income tax legislation.  The amount of French net operating losses deducted each year is limited to €1,000 plus 50% of French taxable income in excess of €1,000. Our French net operating losses carry-forward is subject to the “continuity of business” requirement.  Our French subsidiaries also have research tax credit carried forward of $7,298 as at December 31, 2012.  The French research tax credit may be used to offset against corporate income tax and if any credit is not fully utilized within a three year period following the year the research tax credit is earned, it may be refunded by the French tax authorities.  Tax loss and research tax credit carry-forwards are denominated in the currency of the countries in which the respective subsidiaries are located and operate.  Fluctuations in currency exchange rates could reduce the U.S. dollar equivalent value of these tax loss and research tax credit carry forwards in future years.

In assessing the realizability of our future tax assets, management considers whether it is more likely than not that some portion or all of the future tax assets will not be realized.  The ultimate realization of future tax assets is dependent upon the generation of future taxable income during periods in which temporary differences become deductible.  Management considers projected future taxable income and tax planning strategies in making our assessment.

On closing of the sale of the AirCard assets to Netgear (note 6), we expect to utilize approximately $17,600 of Canadian scientific research and development expenditures, approximately $4,000 of Canadian allowable capital loss, approximately $4,800 of Canadian Federal and Provincial investment tax credits, approximately $8,000 of U.S. net operating loss, and approximately $2,000 of U.S. Federal and California research & development tax credit. The estimated utilization is subject to change due to a number of variables, including the determination of final closing costs and purchase price adjustments.

No provision for taxes have been provided on foreign earnings, as it is the company’s intention to indefinitely reinvest undistributed earnings of its foreign subsidiaries. It is not practical to estimate the income tax liability that might be incurred if there is a change in management’s intention in the event that a remittance of such earnings occurs in the future.

Accounting for uncertainty in income taxes

At December 31, 2012, we had gross unrecognized tax benefits of $8,227 (2011 — $9,464).  Of this total, $5,349 (2011 - $6,815) represents the amount of unrecognized tax benefits that, if recognized, would favorably impact our effective tax rate.

Below is a reconciliation of the total amounts of unrecognized tax benefits for the years ended December 31:

	2012	2011
Unrecognized tax benefits, beginning of year	$9,464	$8,754
Increases (decreases) — tax positions taken in prior periods	55	1,508
Increases — tax positions taken in current period	(238)	—
Settlements and lapse of statute of limitations	(1,054)	(798)
Unrecognized tax benefits, end of year	$8,227	$9,464

We recognize interest expense and penalties related to unrecognized tax benefits within the provision for income tax expense on the consolidated statement of operations.  At December 31, 2012, we had accrued $1,488 (2011 - $1,642) for interest and penalties.

In the normal course of business, we are subject to audit by the Canadian federal and provincial taxing authorities, by the U.S. federal and various state taxing authorities and by the taxing authorities in various foreign jurisdictions.  Tax years ranging from 2004 to 2012 remain subject to examination in Canada, the United States, the United Kingdom, France, Germany, Australia, China, Hong Kong, Brazil, South Africa, Japan, Korea, and Luxembourg.